Revenue - Revenue Analysis by Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total vessel revenue	$ 83,720	$ 97,480
Seajacks business
Disaggregation of Revenue [Line Items]
Revenues	83,530	0
Seajacks business | Time charter revenue
Disaggregation of Revenue [Line Items]
Revenues	41,606	0
Seajacks business | Service revenue
Disaggregation of Revenue [Line Items]
Revenues	32,651	0
Seajacks business | Project revenue
Disaggregation of Revenue [Line Items]
Revenues	7,291	0
Seajacks business | Construction supervision revenue
Disaggregation of Revenue [Line Items]
Revenues	1,982	0
Dry bulk business and other
Disaggregation of Revenue [Line Items]
Revenues	$ 190	$ 97,480